Fair Value of Above/Below Market Acquired Time Charters and Gain/Loss on Time Charter Agreement Termination - Amount per Vessel (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended								2 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 Star Epsilon	Dec. 31, 2009 Star Theta	Dec. 31, 2009 Star Alpha	Dec. 31, 2009 Star Delta	Feb. 17, 2011 Star Cosmo	Dec. 31, 2011 Star Cosmo	Dec. 31, 2010 Star Cosmo	Dec. 31, 2009 Star Cosmo	Dec. 31, 2009 Star Kappa	Dec. 31, 2009 Star Ypsilon	Dec. 31, 2012 Star Big	Dec. 31, 2011 Star Big	Dec. 31, 2010 Star Big	Dec. 31, 2012 Star Mega	Dec. 31, 2011 Star Mega	Dec. 31, 2010 Star Mega
Fair value of below market acquired time charter
Fair value of below market acquired time charter				$ 91,409	$ 14,375	$ 12,397	$ 46,966	$ 13,815				$ 3,856
Accumulated amortization as of December 31, 2009				89,597	14,375	12,397	46,966	13,815				2,044
Balance at beginning of year	0	452	1,812		0	0	0	0	452	452	1,812
Amortization	0	452	1,360							452	1,360
Balance at end of year		0	452		0	0	0	0		0	452
Fair value of above market acquired time charter
Fair value of above market acquired time charter			23,065	39,462									1,980	14,417			13,733			9,332
Accumulated amortization as of December 31, 2009				16,397									1,980	14,417
Balance at beginning of year	20,699														12,553			8,146
Amortization	6,369	2,366	0						273						3,224	1,180		3,145	1,186
Balance at end of year	$ 14,330	$ 20,699													$ 9,329	$ 12,553		$ 5,001	$ 8,146